Net profit/(loss) and earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Disclosure of earnings per share [text block]
2.10 NET PROFIT/(LOSS) AND EARNINGS PER SHARE
The calculation of earnings per share attributed to the parent company for 2024, 2023 and 2022 is as follows:

(Million euro, except otherwise indicated)	2024	2023	2022
Net profit/(loss) attributable to ordinary equity holders of the parent:
Continuing operations	3,225	325	124
Discontinued operations	14	16	64
Net cost of subordinated perpetual bond	—	(5)	(8)
Profit/(loss) attributable to ordinary equity holders of the parent for basic earnings	3,239	336	180
Effects of dilution	—	—	—
Profit/(loss) attributable to ordinary equity holders of the parent adjusted for the effect of dilution	3,239	336	180

Weighted average number of ordinary shares for basic EPS (*) (thousands of shares)	724,191	728,255	723,477
Effects of dilution	—	—	—
Weighted average number of ordinary shares adjusted for the effect of dilution (thousands of shares)	724,191	728,255	723,477

Profit/(loss) attributable to ordinary equity holders of the parent from discontinued operations for the basic EPS calculations	14	16	64
Effects of dilution	—	—	—
Profit/(loss) attributable to ordinary equity holders of the parent from discontinued operations for the diluted EPS calculations	14	16	64
(*) The weighted average number of ordinary shares takes into account the weighted effect of changes in treasury shares during the year.
Basic earnings per share have been calculated by dividing profit for the year attributed to the parent company's shareholders, adjusted for the net coupon for the year on the subordinated perpetual bonds issued by the Group and taken directly to equity (Note 5.1.2), by the weighted average number of ordinary shares outstanding, excluding the average number of treasury shares held during the year.
As regards diluted earnings per share, it should be noted that the Group did not have any dilutive potential ordinary shares, since no convertible debt instruments were issued and the share-based remuneration schemes will not give rise to any share capital increases in the Group. Consequently, no dilutive impact is envisaged when employee rights under the plans are exercised. Hence there is no difference between basic and diluted earnings per share, as shown in the following table:

		2024	2023	2022
Net earnings per share attributed to the parent company (in euros)	Diluted	4.47	0.46	0.25
	Basic	4.47	0.46	0.25
Net earnings per share attributed to the parent company, discontinued operations (in euros)	Diluted	0.02	0.02	0.09
	Basic	0.02	0.02	0.09
Profit/(loss) per business segment is shown in Note 1.5 for 2024, 2023 and 2022.